Self Insurance Reserves (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2014		Feb. 02, 2013
Self Insurance Reserves [Line Items]
Short-Term Self Insurance Reserve	$ 23,553	[1]	$ 21,165	[1]
Long-Term Self Insurance Reserve	33,600	[2]	31,232	[2]
Total	$ 57,153		$ 52,397

[1]	Represents the portions of the self insurance reserve expected to be paid in the next twelve months which is recorded in the line item "Other Current Liabilities" in the Company's Consolidated Balance Sheets.
[2]	The remaining self insurance reserve balance is recorded in the line item "Other Liabilities" in the Company's Consolidated Balance Sheets.